Variable Interest Entities (Summary of Bareboat Charter Rates per Day) (Details)	Dec. 31, 2014
West Taurus
Sale Leaseback Transaction [Line Items]
2014	340,000
2015	186,000
2016	166,000
2017	158,000
2018	158,000
West Hercules
Sale Leaseback Transaction [Line Items]
2014	239,000
2015	180,000
2016	179,000
2017	170,000
2018	166,000
West Linus
Sale Leaseback Transaction [Line Items]
2014	222,000
2015	222,000
2016	223,000
2017	222,000
2018	222,000